UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2015

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
2/28/15 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
CIFG — CIFG Assurance North America, Inc.
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FRN — Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.9%)

Territory of GU, Rev. Bonds (Section 30), Ser. A, 5 5/8s, 12/1/29	BBB+	$3,850,000	$4,359,779

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,123,880

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B+	500,000	558,705

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	2,100,000	2,365,482

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5 1/2s, 10/1/40	BBB	1,300,000	1,459,484
5s, 10/1/34	BBB	700,000	769,349

			10,636,679
Mississippi (0.6%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.)
Ser. C, 0.01s, 12/1/30	VMIG1	4,550,000	4,550,000
Ser. F, 0.01s, 12/1/30	VMIG1	1,500,000	1,500,000

			6,050,000
New York (92.9%)

Albany, Cap. Resource Corp. Rev. Bonds
(St. Peter's Hosp.), U.S. Govt. Coll., 6 1/4s, 11/15/38 (Prerefunded 11/15/20)	A+	4,110,000	5,228,783
(Albany College of Pharmacy), 5s, 12/1/33	BBB	325,000	368,953
(Albany College of Pharmacy), 5s, 12/1/32	BBB	495,000	563,711
(Albany College of Pharmacy), 5s, 12/1/30	BBB	250,000	287,170

Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27 (Prerefunded 11/15/17)	A+	1,000,000	1,132,630
(St. Peters Hosp.), Ser. A, U.S. Govt. Coll., 5 1/4s, 11/15/32 (Prerefunded 11/15/17)	A+	2,100,000	2,364,474
(St. Peter's Hosp.), Ser. A, U.S. Govt. Coll., 5 1/4s, 11/15/27 (Prerefunded 11/15/17)	A+	3,000,000	3,377,820
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	3,000,000	3,161,310

Battery Park, Rev. Bonds, Ser. A, 5s, 11/1/30	Aaa	5,235,000	6,225,619

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	2,000,000	2,381,060

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P	715,000	751,186

Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds (Toll Bridge Syst.)
5s, 1/1/25	A+	400,000	485,068
5s, 1/1/24	A+	250,000	301,190

Build NY City Resource Corp. Rev. Bonds
(Queens College), Ser. A, 5s, 6/1/38	Aa2	2,850,000	3,259,944
(Pratt Paper, LLC), 5s, 1/1/35	B+/P	750,000	804,098
(South Bronx Charter School for Intl. Cultures), Ser. A, 5s, 4/15/33	BB+	2,000,000	2,048,120
(Bronx Charter School for Excellence), 5s, 4/1/33	BBB-	500,000	539,930
(YMCA of Greater NY), 5s, 8/1/32	A-	1,740,000	1,934,167

Canton, Cap. Resource Corp., Student Hsg. Fac. Rev. Bonds (Grasse River - SUNY Canton), Ser. A, AGM, 5s, 5/1/40	AA	1,000,000	1,111,550

Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk Pwr.), 5 7/8s, 4/1/42	Baa3	4,000,000	4,542,600

Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Arnot Ogden Med. Ctr.)
5s, 11/1/34	BBB+	1,300,000	1,300,767
Ser. A, 5s, 11/1/29	BBB+	3,250,000	3,252,633

Dutchess Cnty., Local Dev. Corp. Rev. Bonds (Anderson Ctr. Svcs., Inc.), 6s, 10/1/30	BB+	3,815,000	4,004,110

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	Aa2	5,000,000	5,712,950
5 3/4s, 5/1/25	Aa2	10,330,000	11,816,797

Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21	Baa2	1,065,000	1,066,960

Geneva, Dev. Corp. Rev. Bonds (Hobart & William Smith Colleges)
5 1/4s, 9/1/44	A	2,000,000	2,296,340
5s, 9/1/32	A	2,000,000	2,278,100

Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5 3/4s, 7/1/39	BBB	2,500,000	2,798,325
(Adelphi U.), Ser. B, 5 1/4s, 2/1/39	A	1,500,000	1,655,010
(Molloy College), 5s, 7/1/44	BBB	2,300,000	2,528,160
(Adelphi U.), Ser. B, 5s, 2/1/34	A	3,000,000	3,292,800
(Hofstra U.), 5s, 7/1/28	A	650,000	738,797

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A
5 3/4s, 2/15/47	A2	3,100,000	3,572,068
AMBAC, 5s, 2/15/47	A2	2,500,000	2,638,075

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5 1/2s, 10/1/37	A-	4,010,000	4,932,701

Long Island, Pwr. Auth. Rev. Bonds, Ser. B, 5s, 9/1/25	A-	1,000,000	1,153,590

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 6s, 5/1/33	A-	3,500,000	4,058,880
Ser. C, CIFG, 5 1/4s, 9/1/29	A-	3,835,000	4,746,004
Ser. A, 5s, 9/1/44	A-	3,500,000	3,932,915
Ser. A, 5s, 9/1/39	A-	6,500,000	7,332,000
Ser. C, 5s, 9/1/35	A-	2,380,000	2,493,026
AGM, zero %, 6/1/28	AA	2,510,000	1,637,850

Metro. Trans. Auth. Rev. Bonds
Ser. C, 5s, 11/15/41	AA-	6,000,000	6,718,380
Ser. D, 5s, 11/15/38	AA-	4,070,000	4,625,474
Ser. A, 5s, 11/15/37	AA-	15,000,000	16,290,900
Ser. D, 5s, 11/15/29	AA-	6,000,000	6,957,600
Ser. D-1, 5s, 11/1/28	AA-	2,500,000	2,912,250
Ser. A, NATL, 5s, 11/15/26	AA-	5,000,000	5,519,550
Ser. A, 5s, 11/15/22	AA-	6,000,000	6,439,800

Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5 1/2s, 11/15/39	AA	9,000,000	10,251,540
Ser. B, NATL, 5s, 11/15/25	AA	2,600,000	2,794,246
Ser. B, NATL, 5s, 11/15/24	AA	3,000,000	3,223,590

Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans. Fac.), Ser. O, 5 1/2s, 7/1/17 (Escrowed to maturity)	AA+	15,000,000	16,290,750

Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Highland Hosp. Rochester), 5s, 8/1/25	A2	495,000	503,123

Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), Ser. A, 5s, 12/1/37	A-	2,000,000	2,184,780
(U. of Rochester), Ser. B, 5s, 7/1/33	Aa3	2,795,000	3,219,561
(Rochester Gen. Hosp.), Ser. A, 5s, 12/1/32	A-	1,250,000	1,389,563
(U. of Rochester), Ser. B, 5s, 7/1/32	Aa3	3,040,000	3,511,474
(St. John Fisher College), Ser. A, 5s, 6/1/29	BBB+	800,000	902,096

Nassau Cnty., G.O. Bonds, Ser. A, AGM, 5s, 4/1/30	AA	8,680,000	9,975,664

Nassau Cnty., Econ. Assistance Corp. Rev. Bonds (South Nassau Cmntys. Hosp.), 5s, 7/1/27	A3	1,255,000	1,433,085

Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Inst. of Tech.), Ser. A, 4 3/4s, 3/1/26	BBB+	1,710,000	1,818,397

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Cmntys. Hosp.), 5s, 7/1/37	A3	500,000	544,695
(Winthrop U. Hosp. Assn.), 5s, 7/1/37	Baa2	1,000,000	1,084,030
(Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5s, 7/1/33	Baa1	1,355,000	1,549,307
(Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5s, 7/1/32	Baa1	1,500,000	1,722,915

Nassau Cnty., Swr. & Storm Wtr. Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/23	AAA	2,000,000	2,463,520

Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5 1/4s, 6/1/26	B-	5,640,000	5,625,336

New York, G.O. Bonds, Ser. 1-I, 5s, 3/1/36	Aa2	5,000,000	5,723,600

Niagara Area Dev. Corp. Rev. Bonds (Niagara U.), Ser. A
5s, 5/1/42	BBB+	1,000,000	1,079,090
5s, 5/1/35	BBB+	1,670,000	1,824,007
5s, 5/1/30	BBB+	2,230,000	2,486,405

Niagara Falls, Rev. Bonds, Ser. A, BAM, 4s, 10/1/44	AA	500,000	514,430

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5 1/4s, 11/1/42	Ba2	2,450,000	2,545,183

Niagara, Frontier Trans. Auth. Rev. Bonds
(Buffalo Niagara Intl. Arpt.), Ser. A, 5s, 4/1/28	Baa1	2,560,000	2,866,867
(Buffalo Niagara Intl. Arpt.), Ser. A, 5s, 4/1/27	Baa1	875,000	987,158
5s, 4/1/24	Baa1	2,000,000	2,332,960

NY City, G.O. Bonds
Ser. F-1, 5s, 3/1/37	Aa2	5,000,000	5,660,350
Ser. A-1, 5s, 8/1/32	Aa2	5,000,000	5,755,000
Ser. F, 5s, 8/1/25	Aa2	5,000,000	5,920,750
Ser. C, AGM, U.S. Govt. Coll., 5s, 1/1/23 (Prerefunded 1/1/17)	Aa2	10,000,000	10,755,500
Ser. M, U.S. Govt. Coll., 5s, 4/1/20 (Prerefunded 4/1/15)	AAA/P	15,000	15,055

NY City, City Muni. Fin. Auth. Rev. Bonds (Wtr. & Swr. Syst.), Ser. A, 4 3/4s, 6/15/30	AAA	5,815,000	6,275,199

NY City, City Transitional Fin. Auth. Rev. Bonds (Bldg. Aid Fiscal 2008), Ser. S-1
5s, 1/15/29	Aa2	5,000,000	5,509,450
5s, 1/15/25	Aa2	3,000,000	3,325,320

NY City, City Transitional Fin. Auth. VRDN (NYC Recovery), Ser. 3, 0.01s, 11/1/22	VMIG1	10,785,000	10,785,000

NY City, Cultural Resource Rev. Bonds
(Wildlife Conservation Society), 5s, 8/1/33	Aa3	2,500,000	2,873,100
(Museum of Modern Art), Ser. 1A, 5s, 4/1/31	Aa2	3,500,000	3,930,010

NY City, Hsg. Dev. Corp. Rev. Bonds
(Multi-Fam. Hsg.), Ser. A-1-A, 5.45s, 11/1/46	AA+	2,670,000	2,761,207
(Multi-Fam. Hsg.), Ser. H-2-A, 5.35s, 5/1/41	AA+	1,200,000	1,238,952
(Multi-Fam. Hsg.), Ser. H-2-A, 5.2s, 11/1/35	AA+	1,675,000	1,722,704
Ser. H-2-A, 4.4s, 5/1/31	AA+	4,000,000	4,195,480

NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AA	1,000,000	1,194,730
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Ba1	3,500,000	3,690,400

NY City, Indl. Dev. Agcy. Arpt. Facs. Rev. Bonds (Sr. Trips), Ser. A, 5s, 7/1/28	BBB	1,500,000	1,641,165

NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,684,995

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB	2,050,000	2,056,950

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. EE, 5 1/4s, 6/15/40	AA+	10,000,000	11,423,800
(Second Generation Resolution), Ser. GG-1, 5 1/4s, 6/15/32	AA+	6,000,000	6,929,340
5s, 6/15/46	AA+	2,500,000	2,828,850
Ser. GG, 5s, 6/15/43	AA+	4,760,000	5,344,528
Ser. AA, 5s, 6/15/34	AA+	5,000,000	5,700,350

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. B-1, 5s, 8/1/42	AAA	9,110,000	10,480,782
Ser. F-1, 5s, 5/1/39	AAA	7,500,000	8,532,000
Ser. A-1, 5s, 11/1/38	AAA	2,500,000	2,870,450
(Future Tax), Ser. D-1, 5s, 11/1/32	AAA	5,000,000	5,782,100
Ser. B-1, U.S. Govt. Coll., 5s, 11/1/30	AAA	3,000,000	3,529,800

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
(Fiscal 2015), Ser. S-1, 5s, 7/15/43	Aa2	5,000,000	5,733,200
Ser. S-1, 5s, 7/15/37	Aa2	7,500,000	8,580,075
Ser. S-1, NATL, 5s, 7/15/31	Aa2	10,500,000	11,255,370
Ser. S-5, 5s, 1/15/30	Aa2	3,375,000	3,800,520

NY City, Trust for Cultural Resource Rev. Bonds (Wildlife Conservation Society), Ser. A
5s, 8/1/42	Aa3	1,915,000	2,168,814
5s, 8/1/38	Aa3	1,250,000	1,420,613

NY City, Trust for Cultural Resources Rev. Bonds (Whitney Museum of American Art), 5s, 7/1/31	A	2,000,000	2,245,180

NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5 3/4s, 6/1/43	Baa2	5,000,000	5,030,650

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3	1,300,000	1,301,885

NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s, 6/1/38	BB	7,250,000	6,338,603

NY Liberty Dev. Corp. Rev. Bonds (Bank of America Tower), Ser. CL1, 5 5/8s, 1/15/46	AA+	2,000,000	2,277,620

NY State Dorm. Auth. Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 6s, 7/1/40	A3	1,500,000	1,783,560
(State U. Edl. Fac.), Ser. A, AGM, 5 7/8s, 5/15/17	Aa2	8,950,000	9,706,186
(Brooklyn Law School), 5 3/4s, 7/1/33	Baa1	1,000,000	1,128,470
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa2	8,215,000	8,920,586
(Skidmore College), Ser. A, 5 1/2s, 7/1/41	A1	3,000,000	3,460,770
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	11,299,730
(North Shore Long Island Jewish Group), Ser. A, 5 1/2s, 5/1/37	A3	11,500,000	13,083,205
(Fordham U.), Ser. A, 5 1/2s, 7/1/36	A2	1,800,000	2,125,584
(North Shore Long Island Jewish Group), Ser. E, 5 1/2s, 5/1/33	A3	2,000,000	2,283,940
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	4,478,950
(St. Joseph College), 5 1/4s, 7/1/35	Ba1	2,000,000	2,155,500
(Manhattan Marymount), 5 1/4s, 7/1/29	Baa2	2,000,000	2,171,020
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s, 7/1/19	A1	4,300,000	4,941,560
(Highland Hosp. Rochester), 5.2s, 7/1/32	A2	1,000,000	1,137,010
(Mount Sinai School of Medicine), 5 1/8s, 7/1/39	A3	15,000,000	16,728,000
(Siena College), 5 1/8s, 7/1/39	A3	6,000,000	6,561,720
(School Dist. Fin. Program), Ser. C, AGO, 5 1/8s, 10/1/36	AA	3,380,000	3,834,779
Ser. A, 5s, 3/15/44	AAA	10,000,000	11,563,200
(St. Francis College), 5s, 10/1/40	A-	3,000,000	3,264,060
(L I Jewish), Ser. A, 5s, 11/1/34	A3	1,800,000	1,910,106
(St. Francis College), 5s, 10/1/32	A-	2,360,000	2,633,972
(School Dist. Fin. Program), Ser. C, AGO, 5s, 10/1/31	AA	2,000,000	2,277,000
Ser. A, NATL, 5s, 10/1/25	AA-	750,000	801,405
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	6,784,200
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	A3	4,000,000	4,232,440

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	7,500,000	8,164,800
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24 (Prerefunded 7/1/17)	A3	3,085,000	3,350,310
(Teachers College), 5s, 7/1/42	A1	3,000,000	3,294,510
(Memorial Sloan-Kettering Cancer Ctr.), 5s, 7/1/36	Aa3	1,125,000	1,265,839
(Memorial Sloan-Kettering Ctr.), Ser. A1, 5s, 7/1/36	Aa3	5,690,000	6,218,999
(Teachers College), 5s, 7/1/34	A1	2,750,000	3,080,358
(NY U.), Ser. A, AMBAC, 5s, 7/1/32	Aa3	3,000,000	3,246,150
(U. of Rochester), Ser. A-1, 5s, 7/1/32	Aa3	8,000,000	8,539,520
(Teachers College), Ser. A, 5s, 7/1/31	A1	1,750,000	1,984,710
(The New School), 5s, 7/1/31	A3	5,000,000	5,630,300
(Brooklyn Law School), Ser. A, 5s, 7/1/29	Baa1	1,000,000	1,104,290
(NYU), Ser. B, 5s, 7/1/29	Aa3	6,530,000	7,284,215
(Brooklyn Law School), Ser. A, 5s, 7/1/27	Baa1	1,000,000	1,119,440
(U. of Rochester), Ser. A-1, 5s, 7/1/27	Aa3	1,900,000	2,033,494
(Brooklyn Law School), Ser. A, 5s, 7/1/26	Baa1	1,000,000	1,127,800
(Columbia U.), Ser. C, 5s, 7/1/26	Aaa	6,980,000	7,660,690
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/26 (Prerefunded 7/1/17)	A3	1,000,000	1,102,900
(Teachers College), Ser. A, 5s, 7/1/26	A1	1,000,000	1,177,340
(St. Johns U.), Ser. A, NATL, 5s, 7/1/23	AA-	3,935,000	4,290,055
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/22 (Prerefunded 7/1/17)	A3	1,000,000	1,102,900

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds
(Culinary Inst. of America), 5 1/2s, 7/1/33	Baa2	735,000	832,953
(Rochester Inst. of Tech.), 5s, 7/1/38	A1	2,000,000	2,230,560
(Culinary Inst. of America), 5s, 7/1/34	Baa2	350,000	382,466
(Pratt Institute), Ser. A, 5s, 7/1/34	A3	1,000,000	1,142,360
(NY U. Hosp. Ctr.), 5s, 7/1/31	A3	1,320,000	1,522,858
(NY U. Hosp. Ctr.), 5s, 7/1/30	A3	1,000,000	1,158,070

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	5,000,000	5,819,550
Ser. C, 5s, 3/15/41	AAA	10,000,000	11,283,900
Ser. A, 5s, 3/15/28	AAA	10,000,000	11,355,500
Ser. A, 5s, 3/15/28	AAA	3,325,000	3,689,420

NY State Dorm. Auth. State Supported Debt Rev. Bonds (City U.), Ser. B, 5s, 7/1/26	AA	5,000,000	5,638,350

NY State Dorm. Auth. Supported Debt Rev. Bonds (State U. of NY), Ser. A
5s, 7/1/42	Aa2	2,000,000	2,241,660
5s, 7/1/41	Aa2	5,250,000	5,911,815

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A2	12,400,000	12,438,688

NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5s, 6/15/34	Aaa	10,000,000	11,436,700
(State Clean Wtr. & Drinking Revolving Fund), Ser. A, 5s, 6/15/29	Aaa	2,500,000	2,799,500
(State Clean Wtr. & Drinking Revolving Fund), Ser. C, 5s, 10/15/26	Aaa	5,000,000	5,365,400
(United Wtr. New Rochelle), Ser. A, 4 7/8s, 9/1/40	A-	5,000,000	5,351,100

NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3 3/4s, 12/1/44	B1	2,000,000	2,007,540

NY State Env. Fac. Corp. State Clean Wtr. & Drinking Rev. Bonds, Ser. C, 5s, 10/15/35	Aaa	5,000,000	5,327,650

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.)
Ser. A, 5s, 11/1/42	Aa2	4,660,000	4,964,438
Ser. B, 4.85s, 11/1/41	Aa2	2,600,000	2,734,628

NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5s, 3/15/44	Baa2	1,000,000	1,075,970
(7 World Trade Ctr.), Ser. 2, 5s, 9/15/43	A2	4,000,000	4,397,200
(1 WTC Port Auth. Construction), 5s, 12/15/41	Aa3	7,500,000	8,497,425
(7 World Trade Center II, LLC), 5s, 9/15/40	Aaa	4,815,000	5,480,144
(4 World Trade Ctr.), 5s, 11/15/31	A+	2,500,000	2,825,500

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.), Class 1, 5s, 11/15/44	BB-/P	2,500,000	2,623,250

NY State Mtge. Agcy. Rev. Bonds, Ser. 189, 3.85s, 10/1/34	Aa1	3,000,000	3,079,380

NY State Pwr. Auth. Rev. Bonds, Ser. A, 5s, 11/15/38	Aa1	2,000,000	2,281,340

NY State Thruway Auth. Rev. Bonds
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/28	AA	3,000,000	3,386,490
Ser. H, NATL, 5s, 1/1/28	AA-	1,235,000	1,354,462
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/27	AA	4,000,000	4,525,800
(Second Generation Hwy. & Bridge Trust Fund), Ser. A, 5s, 4/1/25	AA	4,000,000	4,346,760
5s, 1/1/24	A2	1,250,000	1,522,588

NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5 5/8s, 1/1/28	AA	9,500,000	10,966,515
(Clarkson Ctr.), 5 1/2s, 1/1/20	Aa2	1,685,000	1,867,266
Ser. B-1, 5s, 3/15/36	AAA	9,000,000	10,137,240
(State Personal Income Tax), Ser. A-1, 5s, 3/15/30	AAA	5,000,000	5,786,150
Ser. A-1, 5s, 12/15/28	AAA	5,000,000	5,696,150
Ser. B, 5s, 1/1/27	AA	7,000,000	7,844,900

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB-/P	1,000,000	1,000,850

Onodaga Cnty., Trust For Cultural Resources Rev. Bonds (Syracuse U.)
5s, 12/1/36	Aa3	2,000,000	2,276,420
5s, 12/1/31	Aa3	2,000,000	2,339,000

Onondaga, Civic Dev. Corp. Rev. Bonds
(Le Moyne College), 5 3/8s, 7/1/40	Baa2	3,900,000	4,262,154
(Jewish Home of Central NY Oblig. Group), 5 1/4s, 3/1/31	B/P	2,035,000	2,061,170
(St. Joseph's Hosp. Hlth. Ctr.), 5 1/8s, 7/1/31	Ba2	2,315,000	2,517,956
(St. Joseph's Hosp. Hlth. Ctr.), 5s, 7/1/42	Ba2	1,000,000	1,027,080
(Le Moyne College), 5s, 7/1/32	Baa2	1,635,000	1,803,291

Port Auth. NY & NJ Rev. Bonds, NATL, 4 3/4s, 10/15/28	Aa3	7,000,000	7,497,280

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	3,500,000	4,132,800

Port Auth. of NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	2,145,000	2,145,493
5 3/8s, 3/1/28	Aa3	1,000,000	1,233,000
Ser. 186, 5s, 10/15/44	Aa3	8,000,000	8,965,280
Ser. 185th, 5s, 9/1/30	Aa3	2,000,000	2,310,400

Rensselaer, City School Dist. COP, SGI
5s, 6/1/21	A-/P	2,010,000	2,082,762
5s, 6/1/20	A-/P	1,150,000	1,191,205
5s, 6/1/19	A-/P	1,345,000	1,392,680
5s, 6/1/18	A-/P	1,180,000	1,221,984

Rockland Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/24	AA	1,600,000	1,903,296

Sales Tax Asset Receivable Corp. Rev. Bonds (Fiscal 2015), Ser. A
5s, 10/15/31	AAA	2,250,000	2,706,683
5s, 10/15/30	AAA	1,000,000	1,207,700

Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Saratoga Hosp.), Ser. B
5 1/4s, 12/1/32	A-	1,500,000	1,639,470
5 1/8s, 12/1/27	A-	1,000,000	1,099,540

Schenectady Cnty., Cap. Resource Corp. Rev. Bonds (Union College), 5s, 7/1/32	A1	3,430,000	3,892,467

Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (NY Chiropractic College), 5s, 10/1/27	BBB	1,995,000	2,123,737

Southold, Local Dev. Corp. Rev. Bonds (Peconic Landing at Southold, Inc.), 5s, 12/1/45	BBB-/F	1,250,000	1,347,863

St. Lawrence Cnty., Indl. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5 1/4s, 9/1/33	A3	1,050,000	1,185,996

St. Lawrence Cnty., Indl. Dev. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5s, 9/1/41	A3	1,750,000	1,908,148

Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds (Peconic Landing Southold), 6s, 12/1/40	BBB-/F	1,225,000	1,366,782

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BBB-/P	1,715,000	1,716,046

Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's Ferry)
5s, 11/1/15	BBB-	975,000	994,529
4 5/8s, 11/1/16	BBB-	1,000,000	1,039,580

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN
(Syracuse U.), Ser. A-2, 0.01s, 12/1/37	VMIG1	7,535,000	7,535,000
(Syracuse U. ), Ser. A-1, 0.01s, 7/1/37	VMIG1	2,860,000	2,860,000

Tobacco Settlement Rev. Bonds, Ser. 1, 5s, 6/1/34	B	3,500,000	3,173,835

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5s, 6/1/22	AA	1,500,000	1,638,270

Tompkins Cnty., Dev. Corp. Rev. Bonds
(Ithaca College), AGM, 5 3/8s, 7/1/41	A2	1,000,000	1,110,220
(Kendal at Ithaca, Inc.), 5s, 7/1/44	BBB	1,800,000	1,975,590

Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. A, 5s, 11/15/44	Aa3	2,340,000	2,681,219
Ser. A, 5s, 11/15/39	Aa3	3,500,000	4,025,455
Ser. C, 5s, 11/15/29	Aa3	5,000,000	5,632,750
Ser. A, 5s, 11/15/23 (Prerefunded 11/15/16)	Aa3	1,000,000	1,080,040
(Gen. Cabs), Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,077,725
Ser. A, zero %, 11/15/30	A1	7,000,000	4,029,130

Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer Polytechnic), Ser. A, 5 1/8s, 9/1/40	A3	5,000,000	5,528,950

Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2, 6 1/8s, 11/1/37	A3	3,385,000	3,935,401

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds
(Pace U.), Ser. A, 5 1/2s, 5/1/42	BB+	2,750,000	3,172,978
(Guiding Eyes for the Blind), 5 3/8s, 8/1/24	A-	845,000	862,889

Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, 5 1/8s, 6/1/38	BBB	5,060,000	5,008,742

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	2,000,000	2,000,960
(Sarah Lawrence College), Ser. A, 6s, 6/1/41	BBB	2,500,000	2,849,950

			988,132,369
Oklahoma (0.4%)

OK State Tpk. Auth. VRDN, Ser. F, 0.02s, 1/1/28	VMIG1	3,860,000	3,860,000

			3,860,000
Puerto Rico (2.9%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
(Asset Backed Bonds), 5 5/8s, 5/15/43	Ba2	1,750,000	1,714,703
5 1/2s, 5/15/39	BBB-	3,750,000	3,758,438

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	B	4,345,000	3,269,613

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, NATL, 5 1/2s, 7/1/20	AA-	365,000	378,414
Ser. AA, NATL, U.S. Govt. Coll., 5 1/2s, 7/1/20 (Escrowed to maturity)	A3	635,000	772,503
Ser. AA, NATL, 5 1/2s, 7/1/19	AA-	540,000	566,595
Ser. AA, NATL, U.S. Govt. Coll., 5 1/2s, 7/1/19 (Escrowed to maturity)	A3	2,460,000	2,918,200
Ser. AA-2, 5.3s, 7/1/35	B	750,000	549,555
Ser. AA, 5s, 7/1/35	B	2,105,000	1,521,410

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.)
Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/23	B	3,425,000	2,546,008
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/20	B	2,250,000	1,690,560

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 1/2s, 8/1/37	B	1,050,000	715,344
Ser. A, 5 3/8s, 8/1/39	B	2,240,000	1,464,422
Ser. C, 5 3/8s, 8/1/36	B	2,240,000	1,523,267
Ser. C, 5 1/4s, 8/1/41	B	3,325,000	2,157,127
Ser. C, 5 1/4s, 8/1/40	B	2,250,000	1,648,733
Ser. A, AMBAC, zero %, 8/1/47	B	23,500,000	2,707,905
Ser. A, NATL, zero %, 8/1/43	AA-	8,000,000	1,213,520

			31,116,317
Virgin Islands (0.9%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	3,000,000	3,388,830
Ser. A-1, 5s, 10/1/39	Baa2	3,325,000	3,511,333
Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,248,648

			9,148,811

Total municipal bonds and notes (cost $976,754,816)			$1,048,944,176

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A(F)		600	$1,588,074

Total unitized trust (cost $1,816,443)			$1,588,074

TOTAL INVESTMENTS

Total investments (cost $978,571,259)(b)			$1,050,532,250

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2014 through February 28, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,063,843,785.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $979,205,366, resulting in gross unrealized appreciation and depreciation of $78,578,775 and $7,251,891, respectively, or net unrealized appreciation of $71,326,884.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	17.9%
	Tax bonds	15.6
	Utilities	12.0
	Transportation	11.9

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,048,944,176	$—
Unitized trust	—	—	1,588,074

Totals by level	$—	$1,048,944,176	$1,588,074

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2015